                              MONUMENT SERIES FUND, INC.

                           SUPPLEMENT DATED MARCH 23, 1998
                       TO THE PROSPECTUS DATED JANUARY 2, 1998


Effective March 23, 1998, the section in the Prospectus entitled "TABLE OF FEES AND EXPENSES" is hereby deleted in its entirety and supplemented as follows:

                              TABLE OF FEES AND EXPENSES

     The following table is designed to help you understand the various fees and expenses that you may bear, both directly and indirectly, by investing in the Funds.



                                                                                     AGGRESSIVE
SHAREHOLDER TRANSACTION EXPENSES                                  GROWTH FUND        GROWTH FUND
--------------------------------                                -----------         -----------
Maximum Sales Charge Imposed on Purchases(1)
(as a percentage of offering price). . . . . . . . . . . . .        4.75%               4.75%
Maximum Sales Charge Imposed on Reinvested
Income Dividends and Distributions . . . . . . . . . . . . .        None                None
Redemption Fees. . . . . . . . . . . . . . . . . . . . . . .        None                None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . .        None                None

ANNUAL FUND OPERATING EXPENSES
------------------------------
(as a percentage of average net assets)

Advisory Fee . . . . . . . . . . . . . . . . . . . . . . . .        1.00%               1.00%
12b-1 Fees(2). . . . . . . . . . . . . . . . . . . . . . . .        None(2)             None(2)
Other Expenses(3). . . . . . . . . . . . . . . . . . . . . .        0.40%(3)            0.40%(3)
                                                                    ----                ----

Total Fund Operating Expenses(3) . . . . . . . . . . . . .          1.40%(3)            1.40%(3)


-------------------------
(1) Reduced rates apply to purchase payments over $50,000. See "Public Offering Price" and "Rights of Accumulation."
(2) Each Fund has approved a Plan of Distribution pursuant to Rule 12b-1 providing for the payment of a maximum distribution fee, equal to 0.50% of its average daily net assets, to Monument Distributors, Inc. the principal underwriter for each Fund. See "Rule 12b-1 Plan." Distributors has agreed to waive the distribution fee for the next 12 months. Long-term investors may pay more than the economic equivalent of the maximum front end sales charges permitted by the National Association of Securities Dealers.
(3) Other expenses for each Fund are based on estimated amounts for the current fiscal year.

     EXAMPLES. You would pay the following expenses on a $1,000 investment in shares of a Fund, assuming (a) a 5% annual return and (b) redemption at the end of each time period:


                                                  1 YEAR              3 YEARS
                                                  ------              -------
Growth Fund                                       $62                 $90
Aggressive Growth Fund                            $62                 $90

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The above examples assume payment of the maximum initial sales charge of 4.75%
at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     THE ABOVE EXAMPLES ARE NOT REPRESENTATIVE OF A PARTICULAR FUND'S ACTUAL OR FUTURE EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLES ASSUME REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS AND A CONSTANT LEVEL OF TOTAL FUND OPERATING EXPENSES FOR EACH YEAR.


Effective March 23, 1998, the section in the Prospectus entitled "BUYING, REDEEMING, AND EXCHANGING SHARES - Public Offering Price" section in the Prospectus is hereby deleted in its entirety and supplemented as follows:




                                                  SALES CHARGE AS A PERCENTAGE OF     AMOUNT PAID TO
                                                  -------------------------------      DEALERS AS A
AMOUNT OF PURCHASE AT THE                            OFFERING          NET AMOUNT      PERCENTAGE OF
PUBLIC OFFERING PRICE                                  PRICE            INVESTED      OFFERING PRICE
---------------------                                  -----            --------      --------------
$50,000 or less                                         4.75%             4.99%            4.00%
Over $50,000 through $100,000                           3.50%             3.63%            3.00%
Over $100,000 through $1,000,000                        2.50%             2.56%            2.25%
Above $1,000,000                                        0.25%             0.25%            0.25%